Shareholder Report, Line Graph (Details) 193994_Innovator Premium Income 15 Buffer ETF - April_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Mar. 28, 2024	Oct. 31, 2025
Innovator Premium Income 15 Buffer ETF® - April
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator Premium Income 15 Buffer ETF - April NAV
Accumulated Value	$ 10,373	$ 10,000	$ 11,011
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	10,942	10,000	$ 13,289
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500
Accumulated Value	$ 10,859	$ 10,000	$ 13,018